FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price risk (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	25.00%
Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	50.00%
Commodity price risk [member] | Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ 230,471
Commodity price risk [member] | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	(30,667)
Commodity price risk [member] | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (63,157)